UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment [ ];

Amendment Number: ______


This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jump Trading, LLC
Address: 600 W. Chicago Ave, Suite 825
	 Chicago, IL 60654


Form 13F File Number: 28-____________



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Carey Harrold
Title: Chief Financial Officer
Phone: 312 205-8900




Signature, Place, and Date of Signing:

Carey Harrold		Chicago, IL 		May 12, 2011
[Signature]		[City, State]		[Date]







Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: 87,934
(thousands)


List of Other Included Managers:

NONE

				 Form 13F Information Table
					 SH/ 	PUT/ 	INVSTMNT OTHER 	  VOTING AUTHORITY
ISSUER	 TITLE	CUSIP	Value 	 SHARES  AMT	CALL	DSCRETN  MANAGER SOLE  Shared None
CBOE HOLD COM  12503M108     550   18,974 SH 	N/A	 SOLE 	 N/A 	 18,974  0    0
SPDR GOLD COM  78463V107    1,254   8,967 SH 	N/A	 SOLE 	 N/A 	  8,967	 0    0
INTERCONT COM  45865V100      977   7,905 SH 	N/A	 SOLE 	 N/A 	  7,905	 0    0
ISHARES   COM  464287200    2,850  21,424 SH 	N/A	 SOLE 	 N/A 	 21,424  0    0
ISHARES   COM  464287655   12,306 146,205 SH 	N/A	 SOLE 	 N/A 	146,205  0    0
PROSHARES COM  74347R875    4,795  83,498 SH 	N/A	 SOLE 	 N/A 	 83,498  0    0
PROSHARES COM  74347R883    7,174 342,753 SH 	N/A	 SOLE 	 N/A 	342,753  0    0
ISHARES S COM  46428Q109   14,127 384,002 SH 	N/A	 SOLE 	 N/A 	384,002  0    0
PROSHARES COM  74347X856      634  39,786 SH 	N/A	 SOLE 	 N/A 	 39,786  0    0
SPDR S&P  COM  78462F103   24,354 183,679 SH 	N/A	 SOLE 	 N/A 	183,679  0    0
DIREXION  COM  25459W847    4,026  45,623 SH 	N/A	 SOLE 	 N/A 	 45,623  0    0
PROSHARES COM  74348A301    1,350  32,321 SH 	N/A	 SOLE 	 N/A 	 32,321  0    0
DIREXION  COM  25459W110    1,313  37,412 SH 	N/A	 SOLE 	 N/A 	 37,412  0    0
PROSHARES COM  74347W502    2,450  42,997 SH 	N/A	 SOLE 	 N/A 	 42,997  0    0
PROSHARES COM  74347X864      823  10,322 SH 	N/A	 SOLE 	 N/A 	 10,322  0    0
UNITED ST COM  91232N108    8,951 210,225 SH 	N/A	 SOLE 	 N/A 	210,225  0    0